Income taxes - Summary of Breakdown For Income Taxes (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Major components of tax expense (income) [abstract]
Current taxes	€ (47,882)	€ (24,928)	€ (31,557)
Deferred taxes	17,180	9,945	(12,237)
Income taxes	€ (30,702)	€ (14,983)	€ (43,794)